UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07359

                       HYPERION STRATEGIC BOND FUND, INC.
               (Exact name of registrant as specified in charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                          NEW YORK, NEW YORK 10006-1404
               (Address of principal executive offices) (Zip code)

                            JOHN H. DOLAN, PRESIDENT
                       HYPERION STRATEGIC BOND FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                         NEW YORK, NEW YORK, 10006-1404
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: July 31



Date of reporting period:  July 31, 2004

Item 1. Reports to Shareholders.




                                [GRAPHIC OMITTED]
                               ___________________

                                  July 31, 2004








                                                              [GRAPHIC OMITTED]

-------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Portfolio Composition (Unaudited)

-------------------------------------------------------------------------------


The chart that follows shows the allocation of the Hyperion Strategic Bond Fund, Inc.'s holdings by asset category as of July 31, 2004.



                       HYPERION STRATEGIC BOND FUND, INC.
                  Portfolio Of Investments As Of July 31, 2004*



                               [GRAPHIC OMITTED]




__________
* As a percentage of total investments.


---------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
                                                                                              Principal
July 31, 2004                                                           Interest               Amount        Value
                                                                          Rate    Maturity     (000s)      (Note 2)
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 10.8%

U.S. Government Agency Pass-Through Certificates -- 10.8%
  Federal National Mortgage Association
    Pool 19716
         (Cost-- $15,041,660)..............................              6.00%     07/16/34  $  14,700  $  15,026,193
                                                                                                        -------------
---------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 31.0%
  AQ Finance NIM Trust
    Series 2003-N11A, Class Note*..........................              7.14      10/25/33      1,110      1,108,091
    Series 2003-N3A, Class Note*...........................              9.05      03/25/33        323        322,630
                                                                                                           ----------
                                                                                                            1,430,721
                                                                                                           ----------
  Argent NIM Trust
    Series 2004-WN3, Class B*..............................              6.00      03/25/34      1,638      1,572,408
    Series 2003-N6, Class A*...............................              6.40      03/25/34      1,209      1,209,414
                                                                                                           ----------
                                                                                                            2,781,822
                                                                                                           ----------
  Asset Backed Funding Corp. NIM Trust
    Series 2003-WF1, Class N1*.............................              8.35      12/28/32        418        420,942
  Asset Backed Securities Corp. NIMS Trust
    Series 2003-HE5, Class A*..............................              7.00      08/17/33      1,946      1,955,547
    Series 2003-HE7, Class A*..............................              7.00      12/15/33      2,795      2,809,168
                                                                                                           ----------
                                                                                                            4,764,715
                                                                                                           ----------
  Cayman Asset Backed Securities Corp. NIMS Trust
    Series 2003-HE6, Class A1*.............................              6.75      11/27/33      2,432      2,441,736
  CDC Mortgage Capital Trust
    Series 2003-HE1N, Class Note*..........................             10.00      08/25/33        529        518,807
  First Franklin Mortgage Loan Trust
    Series 2004-FFH2, Class B1*(c).........................              4.95+     06/25/34      3,000      2,500,728
    Series 2003-FF5, Class B*(a)...........................              6.00      02/25/34      1,000        876,004
                                                                                                           ----------
                                                                                                            3,376,732
                                                                                                           ----------
  Green Tree Financial Corp.
    Series 1998-04, Class M1...............................              6.83      03/01/28      2,000        840,000
    Series 1998-03, Class M1...............................              6.86      03/01/30      2,000        860,000
    Series 1997-7, Class B1................................              6.99      07/15/29      3,000        450,000
                                                                                                           ----------
                                                                                                            2,150,000
                                                                                                           ----------
  Lehman ABS Manufactured Housing
    Series 2001-B, Class M1................................              6.63      03/15/28      4,000      3,864,112
  Long Beach Asset Holdings Corp.
    Series 2003-3, Class N1*...............................              7.26      07/25/33        700        706,850
    Series 2003-2, Class N1*...............................              7.63      06/25/33        399        398,592
                                                                                                           ----------
                                                                                                            1,105,442
                                                                                                           ----------
  Long Beach Mortgage Loan Trust
    Series 2002-5, Class M4B...............................              6.00       11/25/32      5,000     4,927,040
  Mid-State Trust
    Series 2004-1, Class B.................................              8.90       08/15/37      4,000     3,992,500
  Option One Mortgage Securities Corp.
    Series 2003-2B, Class N1*..............................              7.63       04/26/33        222       221,577
  Renaissance NIM Trust
    Series 2003-D, Class Note*.............................              6.66       03/26/34      1,013     1,012,614
    Series 2003-B, Class Note*.............................              7.39       08/25/33        626       626,059
                                                                                                           ----------
                                                                                                            1,638,673
                                                                                                           ----------
__________
See notes to financial statements.



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

--------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
                                                                                              Principal
July 31, 2004                                                           Interest               Amount        Value
                                                                          Rate    Maturity     (000s)      (Note 2)
------------------------------------------------------------------------------- ------------------------------------
ASSET-BACKED SECURITIES (continued)
  Sail Net Interest Margin Notes
    Series 2003-5, Class A*....................................           7.35%   06/27/33  $     924  $     923,021
    Series 2003-3, Class A*....................................           7.75    04/27/33        787        794,065
    Series 2004-2A, Class B*...................................           8.00    03/27/34      2,465      2,246,751
                                                                                                         -----------
                                                                                                           3,963,837
                                                                                                         -----------
  Structured Asset Investment Loan Trust
    Series 2003-BC13, Class B*(a)(d)...........................       6.00/6.50   11/25/33      3,750      3,259,144
    Series 2004-3, Class B*(d).................................       6.00/6.50+  04/25/34      2,500      2,119,035
                                                                                                         -----------
                                                                                                           5,378,179
Total Asset-Backed Securities                                                                            -----------
         (Cost-- $43,681,191)...................................                                          42,976,835
                                                                                                         -----------

--------------------------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE BACKED SECURITIES -- 47.2%
  Bear Stearns Commercial Mortgage Securities
    Series 1999-C1, Class J*....................................           5.64   02/14/31      2,390        223,228
    Series 1999-C1, Class K*....................................           5.64   02/14/31      1,767            177
                                                                                                          ----------
                                                                                                             223,405
                                                                                                          ----------
  Chase Commercial Mortgage Securities Corp.
    Series 2000-2, Class J*.....................................           6.65   07/15/10      7,387      4,343,014
  Commercial Mortgage Acceptance Corp.
    Series 1998-C2, Class F*....................................           5.44+  09/15/30      5,000      4,668,650
  Credit Suisse First Boston Mortgage Securities Corp.
    Series 2003-C5, Class A2....................................           3.81   12/15/36      5,010      4,946,884
    Series 2003-C3, Class J*....................................           4.23   05/15/38      1,200        927,710
                                                                                                          ----------
                                                                                                           5,874,594
                                                                                                          ----------
  First Union National Bank Commercial Mortgage
    Series 2001-C2, Class K*....................................           6.46  01/12/43      1,499       1,423,364
  Heller Financial Commercial Mortgage Asset
    Series 2000-PH1, Class G*...................................           6.75  01/17/34      2,925       2,899,886
  JP Morgan Commercial Mortgage Finance Corp.
    Series 1999-C7, Class F*....................................           6.00  10/15/35      6,000       5,649,438
  LB-UBS Commercial Mortgage Trust
    Series 2002-C2, Class V**...................................           0.00  07/15/32          0               0
    Series 2002-C2, Class Q*....................................           5.68  07/15/35      5,675       3,229,925
    Series 2002-C2, Class S*....................................           5.68  07/15/35      2,270       1,077,332
    Series 2002-C2, Class T*....................................           5.68  07/15/35      2,270       1,059,856
    Series 2002-C2, Class U*....................................           5.68  07/15/35      9,079       1,100,330
    Series 2001-C7, Class J*....................................           5.87  12/16/33      3,662       3,284,442
    Series 2001-C7, Class L*....................................           5.87  11/11/33      3,299       2,593,288
                                                                                                          ----------
                                                                                                          12,345,173
                                                                                                          ----------
  Morgan Stanley Cap I Inc.
    Series 1998-WF1, Class F*...................................           7.30  03/15/30      5,000       5,089,350
  Mortgage Capital Funding, Inc.
    Series 1996-MC1, Class G*...................................           7.15  06/15/06      2,900       3,067,185
  Nationslink Funding Corp.
    Series 1998-2, Class F*.....................................           7.11  08/20/30      5,625       5,618,553


__________
See notes to financial statements.



---------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
                                                                                              Principal
July 31, 2004                                                           Interest               Amount        Value
                                                                          Rate    Maturity     (000s)      (Note 2)
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
  PNC Mortgage Acceptance Corp.
    Series 2001-C1, Class H*.....................................          5.91    03/12/34  $   1,875  $   1,683,722
  Salomon Brothers Mortgage Securities VII Inc.
    Series 1999-C1, Class H......................................          7.00+   05/18/32      6,700      5,929,862
  Wachovia Bank Commercial Mortgage Trust
    Series 2003-C3, Class J*.....................................          4.98    02/15/35      2,045      1,702,329
  Wachovia Capital Center........................................          4.80    02/01/08      5,000      5,000,000
                                                                                                           ----------
Total Commercial Mortgage Backed Securities
         (Cost-- $62,982,059)....................................                                          65,518,525
                                                                                                          -----------
---------------------------------------------------------------------------------------------------------------------

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES -- 11.4%
Subordinated Collateralized Mortgage Obligations -- 11.4%
  Citicorp Mortgage Securities, Inc.
    Series 2003-4, Class B4......................................           5.00%  03/25/18        321        291,377
    Series 2003-4, Class B5......................................           5.00   03/25/18        161        126,807
    Series 2003-4, Class B6......................................           5.00   03/25/18        322        152,836
    Series 2003-5, Class B4......................................           5.34+  04/25/33        537        464,713
    Series 2003-5, Class B5......................................           5.34+  04/25/33        358        238,231
    Series 2003-5, Class B6......................................           5.34+  04/25/33        538        188,163
    Series 2002-11, Class B4*....................................           5.83+  11/25/32      1,016        942,592
    Series 2002-11, Class B5.....................................           5.83+  11/25/32        508        410,616
    Series 2002-11, Class B6*....................................           5.83+  11/25/32        763        419,570
                                                                                                           ----------
                                                                                                            3,234,905
                                                                                                           ----------
  G3 Mortgage Reinsurance Ltd.
    Series 1, Class EH*..........................................          21.45+  05/25/08      2,503      2,691,217
  Residential Finance Limited Partnership
    Series 2002-A, Class B7......................................           7.06+  10/10/34      3,426      3,494,287
  Residential Funding Mortgage Sec I
    Series 2003-S6, Class B1.....................................           5.00   04/25/18        192        169,958
    Series 2003-S6, Class B2.....................................           5.00   04/25/18         96         70,245
    Series 2003-S6, Class B3.....................................           5.00   04/25/18        192         64,351
                                                                                                           ----------
                                                                                                              304,554
                                                                                                           ----------
  Resix Financial Ltd.
    Series 2004-A, Class B8*.....................................          6.56+   02/10/36        871        883,101
    Series 2003-D, Class B7*.....................................          7.11+   12/10/35      2,971      3,111,321
    Series 2004-A, Class B11*....................................         16.06+   02/10/36        995      1,028,470
                                                                                                           ----------
                                                                                                            5,022,892
                                                                                                           ----------
  Washington Mutual
    Series 2003-S3, Class CB5.....................................         5.40+   06/25/33      1,175        733,718
    Series 2003-S3, Class CB6.....................................         5.40+   06/25/33      1,175        352,407
                                                                                                           ----------
                                                                                                            1,086,125
                                                                                                           ----------
Total Subordinated Collateralized Mortgage Obligations
         (Cost-- $15,117,902).........................................................                     15,833,980
                                                                                                           ----------
Total Non-Agency Residential Mortgage Backed Securities
         (Cost-- $15,117,902).........................................................                     15,833,980
                                                                                                           ----------


__________
See notes to financial statements.

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

---------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments

July 31, 2004
                                                                                                           Value
                                                                                             Shares       (Note 2)
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 2.9%
  Public Storage, Inc., Series B, 7.13% (REIT).........                                       40,000   $   1,007,200
  SL Green Reality Corp., Series D, 7.88% (REIT).......                                      100,000       2,535,000
  United Dominion Realty Series B, 8.60% (REIT)........                                       15,285         410,708
Total Preferred Stocks                                                                                    ----------
         (Cost-- $3,895,423)...........................                                                    3,952,908
                                                                                                          ----------

---------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
                                                                        Interest              Amount        Value
                                                                          Rate   Maturity     (000s)      (Note 2)
---------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS -- 6.4%
Short Term Investments -- 6.4%
  Federal National Mortgage Association Discount
    Notes(b)..........................................               1.21%       08/04/04  $   7,500  $     7,499,244
.......................................................               1.25        08/04/04      1,200        1,199,875
                                                                                                           ----------
                                                                                                            8,699,119
                                                                                                           ----------
  United States Treasury Bills(c).....................               1.30        09/16/04      100#            99,827
Total Short Term Investments                                                                               ----------
         (Cost-- $8,798,970)..........................                                                      8,798,946
Total Short Term Investments                                                                               ----------
         (Cost-- $8,798,970)..........................                                                      8,798,946
                                                                                                           ----------

---------------------------------------------------------------------------------------------------------------------

Total Investments -- 109.7%
         (Cost-- $149,517,205)........................                                                    152,107,387
Liabilities in Excess of Other
  Assets-- (9.7)%.....................................                                                    (13,418,671
                                                                                                           ----------
NET ASSETS-- 100.0%...................................                                                $   138,688,716
                                                                                                      ===============

---------------------------------------------------------------------------------------------------------------------


*          -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only resold in transactions exempt from registration, normally to qualified institutional buyers.
**         -- Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S,
              T, and U.
+          -- Variable Rate Security-- Interest Rate is in effect as of July 31, 2004.
#          -- Portion or entire principal amount is held as collateral for open futures contracts (Note 7).
(a)        -- Interest rate and principal amount are based on the notional amount of the underlying mortgage pools.
(b)        -- Zero Coupon Notes -- Interest rate represents current yield to maturity.
(c)        -- Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(d)        -- Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
REIT       -- Real Estate Investment Trust

__________
See notes to financial statements.



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

--------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Statement of Assets and Liabilities

July 31, 2004

--------------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (cost $149,517,205) (Note 2)..........................................      $    152,107,387
  Cash........................................................................................                31,774
  Net unrealized appreciation on swap contract (Note 2).......................................             1,034,249
  Interest receivable.........................................................................               667,758
  Principle paydowns receivable...............................................................                17,938
  Prepaid expenses and other assets...........................................................                49,499
                                                                                                    ----------------
      Total assets............................................................................           153,908,605
Liabilities:                                                                                        ----------------
  Payable for investments purchased...........................................................            15,075,960
  Payable for variation margin................................................................                54,750
  Investment advisory fee payable.............................................................                26,197
  Administration fee payable..................................................................                14,840
  Directors' fee payable......................................................................                   749
  Other accrued expenses......................................................................                47,393
                                                                                                    ----------------
      Total liabilities.......................................................................            15,219,889
                                                                                                    ----------------
Net Assets (equivalent to $6.83 per share based on 20,297,542 shares issued
   and outstanding)...........................................................................      $    138,688,716
Composition of Net Assets:                                                                          ================
  Capital stock, at par ($.001) (Note 6)......................................................      $         20,295
  Additional paid-in capital (Note 6).........................................................           135,006,896
  Net unrealized appreciation.................................................................             3,661,525
                                                                                                    ----------------
  Net assets applicable to capital stock outstanding..........................................      $    138,688,716
                                                                                                    ================
















__________
See notes to financial statements.

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

---------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Statement of Operations

For the Year Ended July 31, 2004

---------------------------------------------------------------------------------------------------------------------

Investment Income (Note 2):
  Interest....................................................................................       $   12,690,202
Expenses:
  Investment advisory fees (Note 3)...........................................................              524,085
  Administration fees (Note 3)................................................................              157,226
  Insurance expense...........................................................................               70,481
  Custodian...................................................................................               56,126
  Legal fees..................................................................................               42,026
  Audit and tax service fees..................................................................               41,176
  Directors' fees.............................................................................               15,567
  Other expenses..............................................................................               27,181
                                                                                                       ------------
      Total operating expenses................................................................              933,868
         Interest expense on reverse repurchase agreements (Note 5)...........................              348,848
                                                                                                       ------------
      Total expenses..........................................................................            1,282,716
      Less expenses waived by the investment adviser (Note 3).................................             (147,740)
                                                                                                       ------------
      Net expenses............................................................................            1,134,976
                                                                                                       ------------
  Net investment income.......................................................................           11,555,226
                                                                                                       ------------
Realized and Unrealized Gains on Investments (Note 2):
Net realized gain (loss) on:
  Investment transactions.....................................................................              713,544
  Swap contracts..............................................................................             (356,871)
                                                                                                       ------------
Net realized gain on investment transactions and swap contracts...............................              356,673
                                                                                                       ------------
Net change in unrealized appreciation/depreciation on:
  Investments.................................................................................           (1,421,231)
  Swap contracts..............................................................................             (377,573)
  Futures.....................................................................................               37,094
                                                                                                       ------------
Net change in unrealized appreciation/depreciation on investments, swap contracts
  and futures.................................................................................           (1,761,710)
                                                                                                      -------------
Net realized and unrealized loss on investments, swap contracts and futures...................           (1,405,037)
                                                                                                      -------------
Net increase in net assets resulting from operations..........................................       $   10,150,189
                                                                                                      =============













__________
See notes to financial statements.


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

--------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Statement of Changes in Net Assets

                                                                                 For the Year         For the Year
                                                                                     Ended                Ended
                                                                                 July 31, 2004      July 31, 2003(a)
--------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting from Operations:
  Net investment income.................................................      $     11,555,226     $     10,906,572
  Net realized gain (loss) on investments and swap contracts............               356,673            6,680,900
  Net change in unrealized appreciation/depreciation on investments,
     swap contracts and futures.........................................            (1,761,710)          (2,820,321)
                                                                                 --------------       --------------
  Net increase in net assets resulting from operations..................            10,150,189           14,767,151
                                                                                 --------------       --------------
Dividends to Shareholders (Note 2):
  Net investment income.................................................           (12,020,078)         (19,841,413)
  Net realized gains....................................................              (755,284)         (13,194,582)
  Returns of capital....................................................                    --          (43,491,109)
                                                                                 --------------       --------------
      Total dividends...................................................           (12,775,362)         (76,527,104)
Capital Stock Transactions (Note 6):
  Net proceeds from sale of shares (4,016,063 shares)...................            30,000,000                   --
  Issued to shareholders in reinvestment of distributions
    (1,875,971 and 142,832 shares respectively).........................            12,775,362            1,376,150
                                                                                 --------------       --------------
  Net increase from capital shares transactions.........................            42,775,362            1,376,150
                                                                                 --------------       --------------
      Total increase (decrease) in net assets...........................            40,150,189          (60,383,803)
                                                                                 --------------       --------------
Net Assets:
  Beginning of year.....................................................            98,538,527          158,922,330
  End of year...........................................................      $    138,688,716     $     98,538,527
                                                                                 ==============       ==============

__________
   (a)   Certain  amounts  have been  reclassified  to  conform  to current  year  presentation.  See Note 2 -- Swap Agreements.















__________
See notes to financial statements.

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

--------------------------------------------------------------------------------------------------- ------------------
HYPERION STRATEGIC BOND FUND, INC.
Statement of Cash Flows*

For the Year Ended July 31, 2004

--------------------------------------------------------------------------------------------------- ------------------
Increase (Decrease) in Cash:
  Cash flows provided by (used for) operating activities:
    Net increase in net assets resulting from operations......................................      $    10,150,189
    Adjustments to reconcile net increase in net assets from
     operations to net cash used for operating activities:
      Purchases of long-term portfolio investments............................................          (81,747,509)
      Proceeds from disposition of long-term portfolio investments and principal paydowns.....           62,499,550
      Purchases of short-term portfolio investments, net......................................           (7,299,091)
      Decrease in interest receivable.........................................................              133,042
      Decrease in receivable for investments sold.............................................                2,718
      Increase in prepaid expenses and other assets...........................................              (39,824)
      Increase in variation margin payable....................................................               54,750
      Decrease in interest payable for reverse repurchase agreements..........................              (32,181)
      Increase in payable for investments purchased...........................................           15,075,960
      Decrease in investment advisory fee payable.............................................             (334,439)
      Decrease in administration fee payable..................................................              (96,079)
      Decrease in accrued expenses and other liabilities......................................              (26,031)
      Net accretion on investments............................................................           (2,053,574)
      Unrealized appreciation on investments..................................................            1,761,710
      Net realized gain on investment transactions and swap contracts.........................             (713,544)
                                                                                                      --------------
    Net cash used for operating activities....................................................           (2,664,353)
  Cash flows provided by (used for) financing activities:                                             --------------
    Net cash used for reverse repurchase agreements...........................................          (27,343,000)
    Proceeds from sale of shares..............................................................           30,000,000
                                                                                                      --------------
    Net cash provided by financing activities.................................................            2,657,000
                                                                                                      --------------
  Net decrease in cash........................................................................               (7,353)
  Cash at beginning of year...................................................................               39,127
                                                                                                      --------------
  Cash at end of year.........................................................................      $        31,774
                                                                                                      ==============

Noncash financing activities not included herein consist of reinvestment of dividends of $12,775,362.

Interest payments for the year ended July 31, 2004 totaled $316,667.
__________
* The format of the Statement of Cash Flows changed from the direct method to the indirect method.

















__________
See notes to financial statements.

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


------------------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Financial Highlights

                                                                                                                   For the
                                                                                                                   Period
                                                                    For the Year Ended                              Ended
                                               July 31, 2004*   July 31, 2003*   July 31, 2002  July 31, 2001   July 31, 2000
------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year............   $    6.84       $  11.14       $   10.64       $   10.18        $  10.00
                                                 ---------       --------       ---------        --------        --------
Net investment income.........................      0.76**           0.76            0.91            0.72            2.83
Net realized and unrealized gains on
investments and                                      (0.08)          0.28            0.63            0.69            0.03
  swap contracts..............................   ---------       --------       ---------        --------        --------
Net increase in net asset value resulting
from                                                  0.68           1.04            1.54            1.41            2.86
  operations..................................   ---------       --------       ---------        --------        --------
Dividends from net investment income..........       (0.65)         (1.39)          (0.87)          (0.82)         (2.68)
Dividends from net realized gains.............       (0.04)         (0.92)          (0.17)          (0.13)             --
Dividends from returns of capital.............           --         (3.03)            --              --               --
                                                 ---------       --------       ---------        ---------       --------
Total dividends...............................       (0.69)         (5.34)          (1.04)          (0.95)         (2.68)
                                                 ---------       --------       ---------        ---------       --------
Net asset value, end of year..................   $    6.83       $   6.84     $     11.14    $      10.64   $       10.18
                                                 =========       ========       =========        =========       ========
Total Investment Return.......................       10.02%          8.98%          15.07%          14.22%          3.95%(1)
Ratios to Average Net Assets/Supplemental
Data:
Net assets, end of year ($000s)...............   $  138,689      $ 98,539     $   158,922    $    110,770   $      50,254
Operating expenses............................        0.89%          0.77%          0.81%           0.88%           0.79%(2)
Interest expense..............................        0.33%          0.05%           --              --                --
Total expenses................................        1.22%          0.82%          0.81%           0.88%           0.79%(2)
Total expenses including fee waiver and
excluding                                             0.75%          0.75%          0.75%           0.75%           0.69%(2)
  interest expense............................
Net investment income.........................       11.02%          7.75%         9.08%        7.84%               5.94%(2)
Portfolio turnover rate.......................          51%            83%          113%          41%                 26%(1)
__________

(1) Not Annualized

(2) Annualized

*   As a  result  of  recent  changes  in  generally  accepted  accounting  principles,  the  Fund  has  reclassified periodic payments made under interest rate swap agreements,  previously  included within net investment income, to  components  of realized  and  unrealized  gain (loss) in the  statement of  operations.  The effect of this reclassification  was to reduce the interest  expense and total expense  ratios and increase the net investment income  ratio by 0.38% and  increase  net investment  income per share by $0.03 and  decrease net realized and unrealized  gains  (losses) on  investments, and swap contracts per share by $0.03 for the year ended July 31, 2004.  For  consistency,  similar  reclassifications  have been made to prior  year  amounts,  resulting  in a reduction to the interest expense and total expense ratios and an increase to the net investment  income ratio of 0.02% and an increase to net  investment  income per share of less than $0.005 and a decrease  net realized and unrealized  gains (losses) on investments  swap contracts per share by less than $0.005 for the fiscal year ended July 31, 2003.

**  Calculated based on the average shares outstanding during the year.











__________
See notes to financial statements.


-------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2004

-------------------------------------------------------------------------------

1.  The Fund

The Hyperion Strategic Bond Fund, Inc. (the "Fund") (formerly "Hyperion High-Yield CMBS Fund, Inc.") was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified closed-end management investment company. The Fund has an agreement with its majority shareholder to liquidate the Fund by December 31, 2004, unless the majority shareholder agrees to continue its investment in the Fund.

The Fund's investment objective is to provide a high total return by investing in securities backed by interests in real estate. No assurance can be given that the Fund's investment objective will be achieved.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.

Interest Income: Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Any paydown gain (loss) on mortgage-backed and asset-backed securities are treated as interest income.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

During the year ended July 31, 2004, the Fund distributed net investment income and net realized gains in excess of its investment and realized gains. As of July 31, 2004, the Fund has distributed all of its net investment income and net realized gains as computed on an income tax basis.

-------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2004

-------------------------------------------------------------------------------

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund regularly invests in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Capital Management, Inc. (the "Adviser") is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of July 31, 2004.

As a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within net investment income, to components of realized and unrealized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's Statement of Changes in Net Assets and the per share amounts in prior year Financial highlights. Prior year expense and net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income by $397,786, increased net realized loss on swap contracts by $356,871 and reduced net change in unrealized gain on swap contracts by $40,915 for the year ended July 31, 2004, and increased net investment income by $34,885 and decreased change in net unrealized loss on swap contracts by $34,885 for the year ended July 31, 2003. Such reclassifications had no effect on the Fund's net asset value, either in total or per share, or its total increase in net assets from operations during any period.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

-------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2004

-------------------------------------------------------------------------------

3.  Investment Advisory Agreements and Affiliated Transactions

Prior to August 2003, the Fund's investment adviser was Lend Lease Hyperion Capital Advisors, L.L.C. In August 2003, the Fund's investment adviser changed to Hyperion Capital Management, Inc., with whom the Fund has entered into an Investment Advisory Agreement. The Adviser is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average weekly net assets.

During the year ended July 31, 2004, the Adviser earned $524,085 in investment advisory fees, of which the Adviser has waived $147,740 of its fee.

The Adviser has agreed to either waive or reimburse the ongoing expenses of the Fund to the extent that such expenses exceed 0.75% of average daily net assets per annum.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Bank and Trust Company (the "Sub-Administrator"). The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.15% of the Fund's average weekly net assets. During the year ended July 31, 2004, the Administrator earned $157,226 in Administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor and/or the Administrator. The Fund does not pay any compensation directly to its officers or directors who are directors, officers or employees of Hyperion Capital Management, Inc. or its affiliates. Each other director receives a meeting attendance fee of $1,250 for each meeting of the Board of Directors attended. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

4.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the year ended July 31, 2004, were $81,747,509 and $62,625,188 respectively.

5.  Borrowings

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Fundee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

-------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2004

-------------------------------------------------------------------------------

At July 31, 2004, the Fund had the no reverse repurchase agreements outstanding:

The average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 2004, was approximately $20,812,631 at a weighted average interest rate of 1.68%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $39,147,656 as of December 11, 2003, which was 27.49% of total assets.

6.  Capital Stock

There are 100 million shares of $0.001 par value common stock authorized. Of the 20,297,542 shares outstanding at July 31, 2004, the Adviser owned 23,984 shares.

7.  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

As of July 31, 2004, the following swap agreement was outstanding:



                     Expiration                                                                        Net Unrealized
  Notional Amount       Date                                      Description                           Appreciation
  --------------    -----------  ------------------------------------------------------------------    --------------
  $   15,000,000       06/18/13  Agreement with Goldman Sachs Capital Markets, LP, dated 06/26/03 to    $  1,034,249
                                 pay semi-annually the notional amount multiplied by 3.853% and to receive quarterly the notional amount multiplied by 3 month
                                 USD-LIBOR-BBA.




As of July 31, 2004, the following futures contracts were outstanding:

Short:

  Notional                                                              Cost at        Value at July   Unrealized
   Amount                      Type               Expiration Date     Trade Date         31, 2004     Appreciation
-----------          -------------------------   ----------------    -----------     --------------  --------------
$7,300,000..          10 Yr. U.S. Treasury Note   September 2004      $ 8,119,562       $ 8,082,468      $ 37,094



8.  Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

During  the  years  ended  July  31,  2004  and  2003,   the  tax  character  of
distributions paid was from:

                                                        2004            2003
                                                 --------------  --------------
Net investment income................         $   11,907,832  $   19,841,413
Net realized gain....................         $      867,530  $   13,194,582
Returns of capital...................         $            0  $   43,491,109
                                                 --------------  --------------
   Total dividends......................      $   12,775,362  $   76,527,104
                                                 ==============  ==============

-------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2004

-------------------------------------------------------------------------------

At July 31, 2004, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

    Undistributed Tax Ordinary Income.....................        $           0
    Accumulated capital loss..............................        $           0
    Unrealized appreciation/(depreciation)................        $   3,661,525

Federal Income Tax Basis: The federal income tax basis of the Fund's investments at July 31, 2004 was $149,270,615. Net unrealized appreciation was $2,836,772 (gross unrealized appreciation -- $6,869,542; gross unrealized depreciation -- $4,032,770).

Capital Account Reclassification: For the year ended July 31, 2004, the Fund's undistributed net investment income was increased by $464,852 and accumulated net realized loss reduced by $398,611, with a net offsetting aggregate decrease to paid-in capital of $863,463. These adjustments were primarily the result of the reclassification of income distributions to return of capital.

9.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Subsequent Event

On August 31, 2004, the Fund announced an offer to purchase up to 292,825 shares of its common stock to provide liquidity to the Fund's shareholders since the Fund's shares are not sold on a secondary market. The expiration date and the withdrawal deadline for the offer is September 30, 2004, unless extended.

-------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Report of Independent Registered Certified Public Accounting Firm


-------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Hyperion Strategic Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Hyperion Strategic Bond Fund, Inc., including the schedule of investments, as of July 31, 2004, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hyperion Strategic Bond Fund, Inc. as of July 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

SCHWARTZ & HOFFLICH, LLP
Norwalk, CT
September 15, 2004


-------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officers (Unaudited)


-------------------------------------------------------------------------------------------------------------------

The following  tables  provide  information  concerning  the directors and officers of the Hyperion  Strategic Bond

Fund, Inc. (the "Fund").

                              Position(s) Held with                                                      Number of
                              Fund and Term of                                                          Portfolios in Fund
Name, Address                 Office and Length of     Principal Occupation(s) During Past 5 Years and  Complex Overseen
and Age                       Time Served              Other Directorships Held by Director             by Director
---------------------------------------------------------------------------------------------------------------------------
Robert F. Birch               Director, Member of      Director and/or Trustee of several                  5
c/o One Liberty               The Audit Committee      investment companies advised by the
Plaza, New York, New                                   Advisor or by its affiliates
York 10006-1404               Elected Director since   (1998-Present); President and Director,
                              May 2002                 New America High Income Fund
Age 68                                                 (1992-Present); Chairman of the Board and
                                                       Co-Founder, The China Business Group,
                                                       Inc. (1996-Present); Director, Brandywine
                                                       Funds(3) (2001 to Present).

Harald R. Hansen              Director, Member of      Chief Executive Officer of First Union              2
c/o One Liberty               the Audit Committee      National of Georgia in 1987. Chairman in
Plaza, New York, New                                   1989 held position until he retired in
York 10006-1404               Elected Since Fund's     1996. Executive Vice President in charge
                              Inception                of the General Banking Group of First
Age 72                                                 National Bank of Georgia. Director of
                                                       Atlanta Symphony, Midtown Alliance and
                                                       U.S. Disabled Athletes Fund. Trustee and
                                                       Vice Chairman of the Board of Oglethorpe
                                                       University; President of the Board of
                                                       Trustees of Asheville School and a
                                                       Trustee of the Tull Foundation. Corporate
                                                       Boards of Magnet Communication Inc. and
                                                       Wachovia
                                                       Corp.

Leo M. Walsh, Jr.             Director, Chairman of    Director and/or Trustee of several                  5
c/o One Liberty               the Audit Committee      investment companies advised by the
Plaza, New York, New                                   Advisor or by its affiliates
York 10006-1404               Elected Since Fund's    (1989-Present); Financial Consultant for
                              Inception                Medco Health Solutions Inc. (1994-2003).
Age 71

Clifford E. Lai*              Director and Chairman    President (1998-Present) and Chief                  5
c/o One Liberty               of the Board             Investment Officer (1993-2002) of
Plaza, New York, New                                   Hyperion Capital Management, Inc. (the
York 10006-1404               Elected Annually         "Advisor"); Co-Chairman (2003-Present)
                              Since  October 2000      and Board of Managers (1995-Present)
Age 51                                                 Hyperion GMAC Capital Advisors,
                                                       LLC (formerly Lend Lease Hyperion
                                                       Capital, LLC); President of several
                                                       investment companies advised by the
                                                       Advisor (1995-Present).

  __________
* Mr. Lai is an  "interested  person"  as defined in the  Investment  Company  Act of 1940,  as amended  (the "1940
  Act"),  because of affiliation with Hyperion  Capital  Management,  Inc., the Fund's advisor.  As a result of his service with the Advisor,  the Fund considers Mr. Lai to be an "interested person" of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.



-------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officers (Unaudited)


-------------------------------------------------------------------------------------------------------------------

Officers of the Fund


Name, Address                Position(s)     Term of Office and         Principal Occupation(s)
and Age                      Held with Fund  Length of Time Served      During Past 5 Years
------------------------------------------------------------------------------------------------------------------
John H. Dolan                President       Elected on September       Chief Investment Strategist (1998-Present)
c/o One Liberty Plaza,                       23, 2003                   and Chief Investment Officer (since 2002)
New York, New York                                                      of Hyperion Capital Management, Inc.
10006-1404

  Age 51

Thomas F. Doodian            Treasurer       Elected Annually Since     Managing Director, Chief Operating Officer
c/o One Liberty Plaza,                       Fund's Inception           (1998-Present) and Director of Finance and
New York, New York                                                      Operations of Hyperion Capital Management,
10006-1404                                                              Inc, (the "Advisor") (1995-Present);
                                                                        Treasurer of several investment companies
                                                                        advised by the Advisor (1998-Present).
Age 45


Joseph Tropeano              Secretary       Elected Annually Since     Director and Compliance Officer of Hyperion
c/o One Liberty Plaza,                       Fund's Inception           Capital Management, Inc. (the "Advisor")
New York, New York                                                      (1993-Present); Secretary and Compliance
10006-1404                                                              Officer of several investment companies
                                                                        advised by the Advisor (1994-Present);
Age 43                                                                  Secretary and Compliance Officer, Hyperion
                                                                        GMAC Capital Advisors, LLC (formerly Lend
                                                                        Lease Hyperion Capital, LLC) (1995-Present)





The Fund's  Statement  of  Additional  Information  includes  additional  information  about the  directors  and is available, without charge, upon request by calling 1-800-497-3746.


-------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Additional Information


-------------------------------------------------------------------------------

Quarterly Portfolio Schedule: No later than December 30, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for its first quarter in 2004 on Form N-Q. The Fund is required to file Form N-Q for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund website at http://www.hyperioncapital.com.

-------------------------------------------------------------------------------
Officers & Directors

-------------------------------------------------------------------------------

John H. Dolan
President

Clifford E. Lai
Director and Chairman of the Board

Robert F. Birch*
Director

Harald R. Hansen*
Director

Leo M. Walsh, Jr.*
Director

Thomas F. Doodian
Treasurer and Assistant Secretary

Joseph Tropeano
Secretary and Assistant Treasurer
__________
* Audit Committee Members

____________________________________________

             [GRAPHIC OMITTED]
____________________________________________

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

          Hyperion Strategic Bond Fund, Inc.
                  One Liberty Plaza
               165 Broadway, 36th Floor
               New York, NY 10006-1404

Item 2. Code of Ethics.

     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the "Code"). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant's Code will be provided upon request to any person without charge by contacting Joseph Tropeano at 1-800-HYPERION or by writing to Mr. Tropeano at One Liberty Plaza, 165 Broadway, 36th Floor, New York, NY 10006-1404.

Item 3. Audit Committee Financial Expert.

     The Registrant's Board of Directors has determined that none of the members of the Registrant's Audit Committee is an "audit committee financial expert" as that term is defined in the instructions to this Item. The Registrant's Board of Directors has also determined that there is no need to appoint a Director to the Audit Committee who qualifies as an "audit committee financial expert" at this time because the Board of Directors believes that each member of the Audit Committee is "financially literate" as that term is used in the rules of the New York Stock Exchange and that each has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the Audit Committee members are qualified to evaluate the Registrant's financial statements, supervise the Registrant's preparation of its financial statements, and oversee the work of the Registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

     Audit Fees

     For the fiscal year ended July 31, 2004, Schwartz & Hofflich, LLP ("S&H") billed the Registrant aggregate fees of $37,500 for professional services rendered for the audit of the Registrant's annual financial statements and review of financial statements included in the Registrant's annual report to shareholders.

     For the fiscal year ended July 31, 2003, S&H billed the Registrant aggregate fees of $34,500 for professional services rendered for the audit of the Registrant's annual financial statements and review of financial statements included in the Registrant's annual report to shareholders.

     Tax Fees

     For the fiscal year ended July 31, 2004, S&H billed the Registrant aggregate fees of $4,275 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant's income tax returns and tax distribution requirements.

     For the fiscal year ended July 31, 2003, S&H billed the Registrant aggregate fees of $4,175 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant's income tax returns and tax distribution requirements.

     Non-Audit Fees

     For the fiscal years ended July 31, 2004 and July 31, 2003, S&H billed the Adviser aggregate fees of $740.00 and $820.00, respectively.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

     See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     This Item is not applicable as the Registrant invested exclusively in non-voting securities during the period covered by this report.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 10.  Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal half-year that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)      (1)  None.

         (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

         (3)  None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION STRATEGIC BOND FUND, INC.


By:  /s/ John H. Dolan
     __________________
     John H. Dolan
     Principal Executive Officer

Date:  October 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John H. Dolan
     ___________________
     John H. Dolan
     Principal Executive Officer

Date:  October 8, 2004

By:  /s/ Thomas F. Doodian
     _____________________
     Thomas F. Doodian
     Treasurer and Principal Financial Officer

Date:  October 8, 2004